UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Riazzi Asset Management, LLC
Address:  2331 Far Hills Avenue, Suite 200
          Oakwood, OH 45419

Form 13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Riazzi
Title:    Chief Executive Office
Phone:    937-643-1000

Signature, Place, and Date of Signing:

     /s/ John Riazzi                Oakwood, OH               February 2, 2008
     ---------------------          -------------             ----------------
          [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           94

Form 13F Information Table Value Total:  $   166,702
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                    FORM 13F
                                As of: 12/31/2008

Name of Reporting Manager:   Riazzi Asset Manangement

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                           VALUE    SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----  ------  -----
AEGEAN MARINE PETROLEUM NETW   Common Stocks   Y0017S102    5,783   340,961  SH          SOLE                  340,961   0      0
ALLETE INC.                    Common Stocks   018522300    1,854    57,454  SH          SOLE                   57,454   0      0
ALLIANCE BERNSTEIN             Common Stocks   01881G106      495    23,825  SH          SOLE                   23,825   0      0
ALTRIA GROUP                   Common Stocks   02209S103      330    21,892  SH          SOLE                   21,892   0      0
AMERICAN SAFETY INSURANCE      Common Stocks   G02995101    1,206    91,323  SH          SOLE                   91,323   0      0
ANNALY CAPITAL MANAGEMENT INC  Common Stocks   035710409    5,142   324,005  SH          SOLE                  324,005   0      0
ARIES MARITIME TRANSPORT LTD   Common Stocks   G0474B105        4    13,000  SH          SOLE                   13,000   0      0
BANK OF AMERICA                Common Stocks   060505104      783    55,617  SH          SOLE                   55,617   0      0
BP PLC  SPONS ADR              Common Stocks   055622104      912    19,512  SH          SOLE                   19,512   0      0
BRISTOL MYERS SQUIBB           Common Stocks   110122108    2,061    88,637  SH          SOLE                   88,637   0      0
CABOT OIL & GAS                Common Stocks   127097103    1,654    63,634  SH          SOLE                   63,634   0      0
CAPSTEAD MORTGAGE CORP         Common Stocks   14067E506    5,078   471,474  SH          SOLE                  471,474   0      0
CHATTEM INC                    Common Stocks   162456107    3,255    45,503  SH          SOLE                   45,503   0      0
CHESAPEAKE ENERGY              Common Stocks   165167107      225    13,925  SH          SOLE                   13,925   0      0
CIP VALE DO RIO                Common Stocks   204412209      306    25,261  SH          SOLE                   25,261   0      0
CITIGROUP INC                  Common Stocks   172967101      142    21,234  SH          SOLE                   21,234   0      0
CMS ENERGY                     Common Stocks   125896100    1,782   176,279  SH          SOLE                  176,279   0      0
COGENT INC.                    Common Stocks   19239Y108    7,031   518,097  SH          SOLE                  518,097   0      0
COLGATE PALMOLIVE              Common Stocks   194162103      644     9,400  SH          SOLE                    9,400   0      0
COMSTOCK RES                   Common Stocks   205768203    3,727    78,879  SH          SOLE                   78,879   0      0
DEAN FOODS                     Common Stocks   242370104    4,194   233,370  SH          SOLE                  233,370   0      0
DIAMOND HILL INVESTMENT GROUP  Common Stocks   25264R207    1,742    26,801  SH          SOLE                   26,801   0      0
DOMINION RESOURCES INC VA      Common Stocks   25746U109      939    26,191  SH          SOLE                   26,191   0      0
DUKE ENERGY                    Common Stocks   26441C105    1,028    68,506  SH          SOLE                   68,506   0      0
EXCEL MARITIME                 Common Stocks   V3267N107      794   112,845  SH          SOLE                  112,845   0      0
EXELON CORPORATION             Common Stocks   30161N101      473     8,509  SH          SOLE                    8,509   0      0
EXXON MOBIL CORP               Common Stocks   30231G102    1,468    18,383  SH          SOLE                   18,383   0      0
EZCORP INC                     Common Stocks   302301106    5,562   365,680  SH          SOLE                  365,680   0      0
FAIR ISAAC CORP                Common Stocks   303250104    3,450   204,607  SH          SOLE                  204,607   0      0
FISERV INC                     Common Stocks   337738108      210     5,774  SH          SOLE                    5,774   0      0
FRONTIER COMMUNICATIONS        Common Stocks   35906A108    1,974   225,840  SH          SOLE                  225,840   0      0
FTI CONSULTING INC             Common Stocks   302941109    6,489   145,227  SH          SOLE                  145,227   0      0
GENCO SHIPPING & TRADING       Common Stocks   Y2685T107    2,856   192,954  SH          SOLE                  192,954   0      0
GENERAL ELECTRIC               Common Stocks   369604103      194    11,982  SH          SOLE                   11,982   0      0
GENERAL MARITIME CORP          Common Stocks   Y2693R101    2,104   194,779  SH          SOLE                  194,779   0      0
GENERAL MARITIME CORP          Common Stocks   Y2693R101      412    38,121  SH          SOLE                   38,121   0      0
GLOBAL IND                     Common Stocks   379336100    1,061   303,996  SH          SOLE                  303,996   0      0
GOODRICH PETROLEUM             Common Stocks   382410405    2,559    85,440  SH          SOLE                   85,440   0      0
GREAT PLAINS ENERGY            Common Stocks   391164100      865    44,744  SH          SOLE                   44,744   0      0
GULF ISL FABRICATION           Common Stocks   402307102    1,777   123,347  SH          SOLE                  123,347   0      0
HANESBRANDS INC                Common Stocks   410345102    3,264   255,967  SH          SOLE                  255,967   0      0
HCC INSURANCE                  Common Stocks   404132102    5,739   214,527  SH          SOLE                  214,527   0      0
HELIX ENERGY SOLUTIONS GROUP   Common Stocks   42330P107      473    65,398  SH          SOLE                   65,398   0      0
HOLLY CORP                     Common Stocks   435758305    1,607    88,144  SH          SOLE                   88,144   0      0
HOST HOTELS & RESORTS INC      Common Stocks   44107P104      177    23,344  SH          SOLE                   23,344   0      0
HYPERCOM CORP                  Common Stocks   44913M105      770   713,021  SH          SOLE                  713,021   0      0
ID SYSTEMS                     Common Stocks   449489103      972   239,966  SH          SOLE                  239,966   0      0
ISHARES RUSSELL 2000 VALUE     Common Stocks   464287630    1,397    28,404  SH          SOLE                   28,404   0      0
JARDEN CORP                    Common Stocks   471109108    1,884   163,865  SH          SOLE                  163,865   0      0
JEFFERIES GROUP                Common Stocks   472319102      375    26,639  SH          SOLE                   26,639   0      0
JOHN WILEY & SONS INC          Common Stocks   968223206      829    23,291  SH          SOLE                   23,291   0      0
KIMBERLY-CLARK                 Common Stocks   494368103      479     9,075  SH          SOLE                    9,075   0      0
KRAFT FOODS                    Common Stocks   50075N104      435    16,211  SH          SOLE                   16,211   0      0
LLOYDS TSB GROUP PLC ADR       Common Stocks   539439109      302    39,218  SH          SOLE                   39,218   0      0
LOEWS CORP-CAROLINA GROUP      Common Stocks   544147101      378     6,711  SH          SOLE                    6,711   0      0
LTC PROPERTIES                 Common Stocks   502175102    5,188   255,834  SH          SOLE                  255,834   0      0
MARATHON OIL CORP              Common Stocks   565849106      884    32,302  SH          SOLE                   32,302   0      0
McDERMOTT INTL                 Common Stocks   580037109    1,088   110,096  SH          SOLE                  110,096   0      0
MERCK & CO                     Common Stocks   589331107    1,658    54,523  SH          SOLE                   54,523   0      0
MICROSOFT CORP                 Common Stocks   594918104    2,032   104,543  SH          SOLE                  104,543   0      0
NAVIGANT CONSULTING CO         Common Stocks   63935N107    4,434   279,409  SH          SOLE                  279,409   0      0
OMEGA HEALTHCARE REIT          Common Stocks   681936100    6,495   406,670  SH          SOLE                  406,670   0      0
OMEGA NAVIGATION               Common Stocks   Y6476R105    2,332   366,068  SH          SOLE                  366,068   0      0
ORTHOFIX                       Common Stocks   N6748L102      693    45,179  SH          SOLE                   45,179   0      0
PARKER DRILLING                Common Stocks   701081101    1,206   415,967  SH          SOLE                  415,967   0      0
PARKWAY PPTIES                 Common Stocks   70159Q104    2,050   113,905  SH          SOLE                  113,905   0      0
PARTNERRE LTD                  Common Stocks   G6852T105    2,519    35,350  SH          SOLE                   35,350   0      0
PETROHAWK ENERGY CORP          Common Stocks   716495106    1,862   119,142  SH          SOLE                  119,142   0      0
PFIZER INC                     Common Stocks   717081103      630    35,548  SH          SOLE                   35,548   0      0
PHILIP MORRIS INTERNATIONAL    Common Stocks   718172109    1,293    29,715  SH          SOLE                   29,715   0      0
PRIDE INTERNATN                Common Stocks   74153Q102    1,244    77,843  SH          SOLE                   77,843   0      0
PROCTER & GAMBL                Common Stocks   742718109      313     5,061  SH          SOLE                    5,061   0      0
RAYMOND JAMES FIN              Common Stocks   754730109      456    26,628  SH          SOLE                   26,628   0      0
REPUBLIC SVCS INC              Common Stocks   760759100    2,457    99,129  SH          SOLE                   99,129   0      0
SCHERING PLOUGH                Common Stocks   806605101      332    19,469  SH          SOLE                   19,469   0      0
SCHLUMBERGER                   Common Stocks   806857108      549    12,971  SH          SOLE                   12,971   0      0
SCHWAB CHARLES CORP            Common Stocks   808513105      209    12,935  SH          SOLE                   12,935   0      0
SEASPAN CORP                   Common Stocks   Y75638109      100    11,215  SH          SOLE                   11,215   0      0
STEALTHGAS, INC                Common Stocks   Y81669106    1,588   329,511  SH          SOLE                  329,511   0      0
SUPERIOR ENERGY                Common Stocks   868157108    3,566   223,838  SH          SOLE                  223,838   0      0
TEEKAY TANKERS                 Common Stocks   Y8565N102      156    12,260  SH          SOLE                   12,260   0      0
TERRA INDUSTRIE                Common Stocks   880915103      934    56,044  SH          SOLE                   56,044   0      0
THERMO FISHER SCIENTIFIC INC   Common Stocks   883556102      303     8,902  SH          SOLE                    8,902   0      0
TIME WARNER                    Common Stocks   887317105      198    19,636  SH          SOLE                   19,636   0      0
TRANSOCEAN INC NEW             Common Stocks   H8817H100      261     5,523  SH          SOLE                    5,523   0      0
TRANSOCEAN INC NEW             Common Stocks   H8817H100      266     5,636  SH          SOLE                    5,636   0      0
UIL HOLDINGS CORP              Common Stocks   902748102    5,866   195,336  SH          SOLE                  195,336   0      0
VALERO ENERGY                  Common Stocks   91913Y100      239    11,043  SH          SOLE                   11,043   0      0
VODAFONE GROUP                 Common Stocks   92857W209    1,248    61,068  SH          SOLE                   61,068   0      0
WALT DISNEY CO                 Common Stocks   254687106      636    28,032  SH          SOLE                   28,032   0      0
WINDSTREAM CORP                Common Stocks   97381W104      366    39,816  SH          SOLE                   39,816   0      0
WRIGHT EXPRESS CORP            Common Stocks   98233Q105    2,235   177,382  SH          SOLE                  177,382   0      0
XTO ENERGY INC                 Common Stocks   98385X106      201     5,696  SH          SOLE                    5,696   0      0
ZEP, INC                       Common Stocks   98944B108    6,971   361,011  SH          SOLE                  361,011   0      0